PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) building	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 110,184,167	$ 15,519,115	¥ 119,299,006	¥ 114,192,402
Property, plant and equipment, net	¥ 814,949,026		¥ 883,020,528		$ 114,783,170
Building and a land
Property Plant And Equipment [Line Items]
Number of properties pledges as collateral			3
Property, plant and equipment, net			¥ 288,220,463			$ 40,595,003